4. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	(34.00%)	(34.00%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(5.30%)	(6.30%)
Change in valuation allowance	15.00%	30.10%
Nondeductible items	0.30%	1.00%
Prior-year tax adjustments	14.00%	7.50%
Other	9.90%	1.60%
Effective tax rate	(0.10%)	(0.10%)